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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-05646

New Century Portfolios

(Exact name of registrant as specified in charter)

100 William Street, Suite 200 Wellesley, Massachusetts	02481

(Address of principal executive offices)	(Zip code)

Nicole M. Tremblay, Esq.

Weston Financial Group, Inc. 100 William Street, Suite 200   Wellesley, Massachusetts 02481

(Name and address of agent for service)

Registrant's telephone number, including area code: (781) 235-7055

Date of fiscal year end:     October 31, 2012

Date of reporting period:    July 31, 2012

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

NEW CENTURY CAPITAL PORTFOLIO
SCHEDULE OF INVESTMENTS
July 31, 2012 (Unaudited)

INVESTMENT COMPANIES - 98.9%	Shares	Value
Large-Cap Funds - 66.7%
Amana Trust Income Fund	27,471	$903,519
American Funds AMCAP Fund - Class A	138,958	2,837,528
BlackRock Equity Dividend Fund - Institutional Shares	275,132	5,370,580
Columbia Dividend Opportunity Fund - Class A	278,497	2,395,073
Fidelity Strategic Dividend & Income Fund	166,667	2,011,667
Gabelli Asset Fund (The) - Class I Shares	45,334	2,302,067
iShares Russell 1000 Index Fund (a)	40,000	3,039,600
iShares Russell 1000 Value Index Fund (a)	14,800	1,018,388
iShares S&P 500 Growth Index Fund (a)	80,900	6,052,938
iShares S&P 500 Index Fund (a)	42,350	5,867,593
iShares S&P 500 Value Index Fund (a)	44,300	2,782,040
MFS Growth Fund - Class I (b)	116,126	5,546,196
Morgan Stanley Institutional Opportunity Portfolio - Class P (b)	138,408	2,166,091
Vanguard 500 Index Fund - Investor Shares	33,977	4,324,301
Vanguard Dividend Growth Fund - Investor Shares	345,946	5,663,142
Wells Fargo Advantage Growth Fund - Administrator Class (b)	162,934	6,471,752
		58,752,475
Sector Funds - 14.6%
Fidelity Select Health Care Portfolio (b)	18,480	2,480,344
Fidelity Select Utilities Growth Portfolio	55,510	3,221,249
iShares Dow Jones U.S. Energy Sector Index Fund (a)	80,700	3,228,000
iShares S&P North American Natural Resources Index Fund (a)	19,100	698,487
PowerShares Dynamic Pharmaceuticals Portfolio (a)	59,300	1,997,817
SPDR Gold Trust (a) (b) (c)	8,000	1,252,320
		12,878,217
International Funds - 8.0%
Aberdeen Emerging Markets Institutional Fund - Institutional Class	122,255	1,738,465
First Eagle Global Fund - Class A	12,868	610,700
Harding, Loevner International Equity Portfolio - Institutional Class	128,016	1,842,156
iShares MSCI Emerging Markets Index Fund (a)	40,900	1,600,008
Oppenheimer International Growth Fund - Class Y	44,108	1,208,546
		6,999,875
Mid-Cap Funds - 5.8%
iShares S&P MidCap 400 Growth Index Fund (a)	12,600	1,335,222
iShares S&P MidCap 400 Value Index Fund (a)	31,600	2,571,292
SPDR S&P MidCap 400 ETF Trust (a)	7,200	1,233,072
		5,139,586
Small-Cap Funds - 3.8%
iShares S&P SmallCap 600 Growth Index Fund (a)	21,200	1,687,096
iShares S&P SmallCap 600 Value Index Fund (a)	21,800	1,609,276
		3,296,372

Total Investment Companies (Cost $68,270,767)		$87,066,525

NEW CENTURY CAPITAL PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 1.3%	Shares	Value
Invesco STIT-STIC Prime Portfolio (The) - Institutional Class, 0.00% (d) (Cost $1,157,110)	1,157,110	$1,157,110

Total Investments at Value - 100.2% (Cost $69,427,877)		$88,223,635

Liabilities in Excess of Other Assets - (0.2%)		(145,614)

Net Assets - 100.0%		$88,078,021

(a)	Exchange-traded fund.
(b)	Non-income producing security.
(c)	For federal income tax purposes, structured as a grantor trust.
(d)	Variable rate security. The rate shown is the 7-day effective yield as of July 31, 2012.

See accompanying notes to Schedules of Investments.

NEW CENTURY BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS
July 31, 2012 (Unaudited)

INVESTMENT COMPANIES - 98.9%	Shares	Value
Sector Funds - 20.2%
Consumer Staples Select Sector SPDR Fund (a)	76,300	$2,718,569
Fidelity Select Health Care Portfolio (b)	6,525	875,762
Fidelity Select Utilities Growth Portfolio	26,852	1,558,203
iShares Dow Jones U.S. Energy Sector Index Fund (a)	89,100	3,564,000
iShares S&P North American Natural Resources Index Fund (a)	31,800	1,162,926
PowerShares Dynamic Food & Beverage Portfolio (a)	72,700	1,440,187
PowerShares Dynamic Pharmaceuticals Portfolio (a)	40,100	1,350,969
SPDR Gold Trust (a) (b) (c)	5,300	829,662
		13,500,278
Large-Cap Funds - 19.8%
American Funds AMCAP Fund - Class A	173,774	3,548,456
iShares Russell 1000 Growth Index Fund (a)	19,600	1,253,224
iShares Russell 1000 Value Index Fund (a)	20,300	1,396,843
iShares S&P 500 Index Fund (a)	28,300	3,920,965
Vanguard Dividend Appreciation ETF (a)	14,500	838,100
Wells Fargo Advantage Growth Fund - Investor Class (b)	59,739	2,256,355
		13,213,943
International Funds - 11.5%
First Eagle Global Fund - Class A	91,530	4,344,032
Harding, Loevner International Equity Portfolio - Institutional Class	229,733	3,305,855
		7,649,887
Worldwide Bond Funds - 11.0%
Loomis Sayles Global Bond Fund - Institutional Class	96,998	1,646,062
Templeton Global Bond Fund - Class A	436,709	5,733,988
		7,380,050
Government/Corporate Bond Funds - 10.3%
Loomis Sayles Bond Fund - Institutional Class	335,469	4,904,556
Vanguard Intermediate-Term Investment-Grade Fund - Admiral Shares	191,910	1,993,948
		6,898,504
High Quality Bond Funds - 7.4%
Calvert Bond Portfolio - Class I	80,786	1,329,745
Dodge & Cox Income Fund	260,068	3,591,544
		4,921,289
Mid-Cap Funds - 5.7%
iShares S&P MidCap 400 Value Index Fund (a)	9,000	732,330
SPDR S&P MidCap 400 ETF Trust (a)	17,980	3,079,255
		3,811,585
High Yield Bond Funds - 5.5%
Loomis Sayles Institutional High Income Fund	499,584	3,696,918

Small-Cap Funds - 4.6%
iShares S&P SmallCap 600 Growth Index Fund (a)	22,500	1,790,550
iShares S&P SmallCap 600 Value Index Fund (a)	17,200	1,269,704
		3,060,254
Convertible Bond Funds - 2.9%
Allianz AGIC Convertible Fund - Institutional Shares	35,684	961,691

NEW CENTURY BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

INVESTMENT COMPANIES - 98.9% (Continued)	Shares	Value
Convertible Bond Funds - 2.9% (Continued)
Calamos Convertible Fund - Class I	61,112	$988,179
		1,949,870

Total Investment Companies (Cost $54,449,530)		$66,082,578

MONEY MARKET FUNDS - 1.0%	Shares	Value
Invesco STIT-STIC Prime Portfolio (The) - Institutional Class, 0.00% (d) (Cost $672,855)	672,855	$672,855

Total Investments at Value - 99.9% (Cost $55,122,385)		$66,755,433

Other Assets in Excess of Liabilities - 0.1%		47,627

Net Assets - 100.0%		$66,803,060

(a)	Exchange-traded fund.
(b)	Non-income producing security.
(c)	For federal income tax purposes, structured as a grantor trust.
(d)	Variable rate security. The rate shown is the 7-day effective yield as of July 31, 2012.

See accompanying notes to Schedules of Investments.

NEW CENTURY OPPORTUNISTIC PORTFOLIO
SCHEDULE OF INVESTMENTS
July 31, 2012 (Unaudited)

INVESTMENT COMPANIES - 97.9%	Shares	Value
Large-Cap Funds - 46.2%
Brown Advisory Growth Equity Fund - Institutional Shares (b)	67,658	$929,628
iShares S&P 500 Growth Index Fund (a)	28,200	2,109,924
iShares S&P 500 Value Index Fund (a)	16,500	1,036,200
Vanguard Growth ETF (a)	8,000	551,120
Wells Fargo Advantage Growth Fund - Administrator Class (b)	43,314	1,720,423
		6,347,295
Sector Funds - 25.3%
Fidelity Select Health Care Portfolio (b)	2,813	377,604
iShares Dow Jones U.S. Energy Sector Index Fund (a)	13,200	528,000
iShares S&P North American Natural Resources Index Fund (a)	18,100	661,917
PowerShares Dynamic Pharmaceuticals Portfolio (a)	14,700	495,243
SPDR Gold Trust (a) (b) (c)	1,000	156,540
Technology Select Sector SPDR Fund (a)	42,800	1,252,328
		3,471,632
International Funds - 12.3%
Harding, Loevner International Equity Portfolio - Institutional Class	11,052	159,036
iShares MSCI Emerging Markets Index Fund (a)	25,700	1,005,384
Oppenheimer Developing Markets Fund - Class Y Shares	16,672	524,338
		1,688,758
Mid-Cap Funds - 9.1%
Meridian Growth Fund	11,136	484,071
SPDR S&P MidCap 400 ETF Trust (a)	4,502	771,012
		1,255,083
Small-Cap Funds - 5.0%
Gabelli Small Cap Growth Fund (The) - Class I	13,431	453,419
iShares S&P SmallCap 600 Growth Index Fund (a)	2,900	230,782
		684,201

Total Investment Companies (Cost $10,569,736)		$13,446,969

MONEY MARKET FUNDS - 2.3%	Shares	Value
Invesco STIT-STIC Prime Portfolio (The) - Institutional Class, 0.00% (d) (Cost $318,868)	318,868	$318,868

Total Investments at Value - 100.2% (Cost $10,888,604)		$13,765,837

Liabilities in Excess of Other Assets - (0.2%)		(26,852)

Net Assets - 100.0%		$13,738,985

(a)	Exchange-traded fund.
(b)	Non-income producing security.
(c)	For federal income tax purposes, structured as a grantor trust.
(d)	Variable rate security. The rate shown is the 7-day effective yield as of July 31, 2012.

See accompanying notes to Schedules of Investments.

NEW CENTURY INTERNATIONAL PORTFOLIO
SCHEDULE OF INVESTMENTS
July 31, 2012 (Unaudited)

INVESTMENT COMPANIES - 98.6%	Shares	Value
Diversified Funds - 28.0%
Columbia Acorn International Select Fund - Class A	60,249	$1,666,495
Harbor International Fund - Institutional Class	16,651	937,132
Harding, Loevner International Equity Portfolio - Institutional Class	212,227	3,053,942
iShares MSCI EAFE Growth Index Fund (a)	20,200	1,086,558
iShares MSCI EAFE Index Fund (a)	17,500	875,000
iShares MSCI EAFE Value Index Fund (a)	21,600	913,680
iShares S&P Global Energy Sector Index Fund (a)	68,700	2,552,205
iShares S&P Global Infrastructure Index Fund (a)	26,200	897,874
iShares S&P Global Materials Sector Index Fund (a)	10,000	548,700
MFS International Value Fund - Class I	33,847	896,615
Oppenheimer International Growth Fund - Class Y	26,606	728,994
Templeton Institutional Funds - Foreign Smaller Companies Series	101,459	1,678,127
		15,835,322
Europe Funds - 27.2%
Columbia European Equity Fund - Class A	188,476	1,021,541
Franklin Mutual European Fund - Class A	118,098	2,320,619
iShares MSCI Germany Index Fund (a)	152,000	3,071,920
iShares MSCI Sweden Index Fund (a)	58,000	1,579,920
iShares MSCI Switzerland Index Fund (a)	105,600	2,458,368
iShares MSCI United Kingdom Index Fund (a)	156,546	2,572,051
Vanguard MSCI Europe ETF (a)	55,200	2,371,944
		15,396,363
Asia/Pacific Funds - 22.1%
Fidelity Japan Fund	161,007	1,500,586
iShares FTSE/Xinhua China 25 Index Fund (a)	27,600	944,196
iShares MSCI Australia Index Fund (a)	105,800	2,452,444
iShares MSCI Pacific ex-Japan Index Fund (a)	49,700	2,128,154
Matthews Pacific Tiger Fund - Class I	143,625	3,113,794
ProShares Ultra MSCI Japan (a) (b)	46,300	2,368,319
		12,507,493
Americas Funds - 15.7%
Fidelity Canada Fund	50,045	2,543,771
iShares MSCI Canada Index Fund (a)	81,900	2,153,151
iShares MSCI Mexico Investable Market Index Fund (a)	26,800	1,666,156
iShares S&P Latin America 40 Index Fund (a)	60,300	2,533,806
		8,896,884
Emerging Market Funds - 5.6%
iShares MSCI Emerging Markets Index Fund (a)	34,000	1,330,080
Vanguard Emerging Markets Stock Index Fund (a)	45,800	1,832,916
		3,162,996

Total Investment Companies (Cost $43,033,242)		$55,799,058

NEW CENTURY INTERNATIONAL PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 0.6%	Shares	Value
Invesco STIT-STIC Prime Portfolio (The) - Institutional Class, 0.00% (c) (Cost $345,547)	345,547	$345,547

Total Investments at Value - 99.2% (Cost $43,378,789)		$56,144,605

Other Assets in Excess of Liabilities - 0.8%		438,779

Net Assets - 100.0%		$56,583,384

(a)	Exchange-traded fund.
(b)	Non-income producing security.
(c)	Variable rate security. The rate shown is the 7-day effective yield as of July 31, 2012.

See accompanying notes to Schedules of Investments.

NEW CENTURY ALTERNATIVE STRATEGIES PORTFOLIO
SCHEDULE OF INVESTMENTS
July 31, 2012 (Unaudited)

INVESTMENT COMPANIES - 96.5%	Shares	Value
Long/Short Equity Funds - 17.3%
Marketfield Fund (b)	474,772	$7,135,820
TFS Market Neutral Fund	308,079	4,722,856
Wasatch Long/Short Fund	439,084	5,765,178
Weitz Partners III Opportunity Fund - Institutional Class (b)	198,144	2,458,965
		20,082,819
Arbitrage Funds - 16.5%
Arbitrage Fund - Class I (b)	285,485	3,734,142
Calamos Market Neutral Income Fund - Class A	535,440	6,757,256
Merger Fund (The)	312,385	4,938,811
Touchstone Merger Arbitrage Fund - Institutional Shares	352,968	3,737,929
		19,168,138
Global Macro Funds - 14.9%
BlackRock Global Allocation Fund - Class A	252,814	4,765,546
First Eagle Global Fund - Class A	122,540	5,815,759
Ivy Asset Strategy Fund - Class A	148,776	3,558,731
Mutual Global Discovery Fund - Class Z	108,610	3,184,458
		17,324,494
High Yield/Fixed Income Funds - 10.8%
DoubleLine Total Return Bond Fund - Class I Shares	90,117	1,014,715
Forward Credit Analysis Long/Short Fund - Institutional Class	375,700	3,309,921
Ivy High Income Fund - Class A Shares	152,125	1,276,328
Loomis Sayles Institutional High Income Fund	324,488	2,401,215
Templeton Global Bond Fund - Class A	346,930	4,555,191
		12,557,370
Asset Allocation Funds - 9.7%
Berwyn Income Fund	320,222	4,198,111
FPA Crescent Fund	218,547	6,038,448
Greenspring Fund	48,091	1,093,599
		11,330,158
Natural Resources Funds - 9.2%
Highbridge Dynamic Commodities Strategy Fund - Select Class	97,992	1,646,266
JPMorgan Alerian MLP Index ETN (e)	27,000	1,066,770
Market Vectors Gold Miners ETF (a)	34,000	1,454,520
PIMCO CommodityRealReturn Strategy Fund - Class A	263,714	1,780,069
RS Global Natural Resources Fund - Class A (b)	25,870	910,365
SPDR Gold Trust (a) (b) (c)	10,500	1,643,670
SteelPath MLP Select 40 Fund - Institutional Class (b)	118,138	1,284,155
Vanguard Precious Metals and Mining Fund - Investor Shares	56,910	859,345
		10,645,160
Real Estate Funds - 7.1%
ING Global Real Estate Fund - Class I	252,304	4,349,726
Vanguard REIT ETF (a)	58,000	3,870,920
		8,220,646
Option Hedged Funds - 5.9%
Eaton Vance Enhanced Equity Income Fund II (d)	50,000	529,500
Eaton Vance Risk-Managed Diversified Equity Income Fund (d)	60,000	625,800
Eaton Vance Tax-Managed Buy-Write Income Fund (d)	70,000	966,000

NEW CENTURY ALTERNATIVE STRATEGIES PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

INVESTMENT COMPANIES - 96.5% (Continued)	Shares	Value
Option Hedged Funds - 5.9% (Continued)
Eaton Vance Tax-Managed Buy-Write Opportunities Fund (d)	100,000	$1,271,000
Gateway Fund - Class A	128,491	3,507,793
		6,900,093
Managed Futures Funds - 4.0%
ASG Managed Futures Strategy Fund - Class Y	131,153	1,273,496
MutualHedge Frontier Legends Fund - Class I Shares	335,457	3,421,664
		4,695,160
Deep Value/Distressed Securities Funds - 1.1%
Fairholme Fund (The)	46,458	1,294,306

Total Investment Companies (Cost $102,047,407)		$112,218,344

STRUCTURED NOTES - 2.7%	Par Value	Value
JPMorgan Chase & Co., Return Note Linked to JPMorgan ETF Efficiente 5 PR Index, due 06/23/2014	$1,500,000	$1,533,900
RBC Capital Markets, Absolute Return Barrier Equity Security Linked Note, due 05/15/2014 (b)	1,600,000	1,602,880

Total Structured Notes (Cost $3,100,000)		$3,136,780

MONEY MARKET FUNDS - 0.8%	Shares	Value
Invesco STIT-STIC Prime Portfolio (The) - Institutional Class, 0.00% (f) (Cost $881,813)	881,813	$881,813

Total Investments at Value - 100.0% (Cost $106,029,220)		$116,236,937

Other Assets in Excess of Liabilities - 0.0% (g)		2,568

Net Assets - 100.0%		$116,239,505

(a)	Exchange-traded fund.
(b)	Non-income producing security.
(c)	For federal income tax purposes, structured as a grantor trust.
(d)	Closed-end fund.
(e)	Exchange-traded note.
(f)	Variable rate security. The rate shown is the 7-day effective yield as of July 31, 2012.
(g)	Percentage rounds to less than 0.1%.

See accompanying notes to Schedules of Investments.

NEW CENTURY PORTFOLIOS
NOTES TO SCHEDULES OF INVESTMENTS
July 31, 2012 (Unaudited)

1.   Investment Valuation

Investments in shares of other open-end investment companies held by New Century Capital Portfolio, New Century Balanced Portfolio, New Century Opportunistic Portfolio, New Century International Portfolio and New Century Alternative Strategies Portfolio (the “Portfolios”) are valued at their net asset value as reported by such companies.  The Portfolios may also invest in closed-end investment companies, exchange-traded funds, and to a certain extent, directly in securities when the Adviser deems it appropriate.  Investments in closed-end investment companies, exchange-traded funds and direct investments in securities are valued at market prices, as described in the paragraph below. The net asset value as reported by open-end investment companies may be based on fair value pricing; to understand the fair value pricing process used by such companies, consult their most current prospectus.

Investments in securities traded on a national securities exchange or included in NASDAQ are generally valued at the last reported sales price, the closing price or the official closing price; and securities traded in the over-the-counter market and listed securities for which no sale is reported on that date are valued at the last reported bid price. It is expected that fixed income securities will ordinarily be traded in the over-the-counter market. When market quotations are not readily available, fixed income securities may be valued on the basis of prices provided by an independent pricing service.  Other assets and securities for which no quotations are readily available or for which quotations the Adviser believes do not reflect market value are valued at their fair value as determined in good faith by the Adviser under the procedures established by the Board of Trustees, and will be classified as Level 2 or 3 (see next page) within the fair value hierarchy, depending on the inputs used.  Factors in determining portfolio investments subject to fair value determination include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; infrequency of sales; thinness of market; the size of reported trades; a temporary lapse in the provision of prices by any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. Short-term investments (those with remaining maturities of 60 days or less) may be valued at amortized cost which approximates market value.

Accounting principles generally accepted in the United States of America (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Portfolios’ investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement of that security is determined to fall in its entirety is the lowest level input that is significant to the fair value measurement.

NEW CENTURY PORTFOLIOS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value the Portfolios’ investments as of July 31, 2012 by security type:

	Level 1	Level 2	Level 3	Total
New Century Capital Portfolio

Investment Companies	$87,066,525	$-	$-	$87,066,525
Money Market Funds	1,157,110	-	-	1,157,110
Total	$88,223,635	$-	$-	$88,223,635

New Century Balanced Portfolio

Investment Companies	$66,082,578	$-	$-	$66,082,578
Money Market Funds	672,855	-	-	672,855
Total	$66,755,433	$-	$-	$66,755,433

New Century Opportunistic Portfolio

Investment Companies	$13,446,969	$-	$-	$13,446,969
Money Market Funds	318,868	-	-	318,868
Total	$13,765,837	$-	$-	$13,765,837

New Century International Portfolio

Investment Companies	$55,799,058	$-	$-	$55,799,058
Money Market Funds	345,547	-	-	345,547
Total	$56,144,605	$-	$-	$56,144,605

New Century Alternative Strategies Portfolio

Investment Companies	$112,218,344	$-	$-	$112,218,344
Structured Notes	-	3,136,780	-	3,136,780
Money Market Funds	881,813	-	-	881,813
Total	$113,100,157	$3,136,780	$-	$116,236,937

The Portfolios did not have any transfers in and out of any Level as of July 31, 2012.  In addition, the Portfolios did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of July 31, 2012.  It is the Portfolios’ policy to recognize transfers into and out of any Level at the end of the reporting period.

2.   Investment Transactions

Investment transactions are recorded on a trade date basis. Gains and losses on securities sold are determined on a specific identification method.

NEW CENTURY PORTFOLIOS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

3.   Federal income tax

The following information is computed on a tax basis for each item as of July 31, 2012:

					New
	New	New	New	New	Century
	Century	Century	Century	Century	Alternative
	Capital	Balanced	Opportunistic	International	Strategies
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Cost of portfolio investments	$69,427,877	$55,265,542	$10,905,047	$43,378,789	$106,924,897

Gross unrealized appreciation	$18,841,456	$12,087,030	$2,996,129	$14,258,723	$12,060,871

Gross unrealized depreciation	(45,698)	(597,139)	(135,339)	(1,492,907)	(2,748,831)

Net unrealized appreciation	$18,795,758	$11,489,891	$2,860,790	$12,765,816	$9,312,040

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for New Century Balanced Portfolio, New Century Opportunistic Portfolio and New Century Alternative Strategies Portfolio is due to certain timing differences in the recognition of capital losses under income tax regulations and GAAP.  These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

Item 2.	Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    New Century Portfolios

By (Signature and Title)*		/s/ Nicole M. Tremblay
Nicole M. Tremblay, President

Date	September 19, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Nicole M. Tremblay
Nicole M. Tremblay, President

Date	September 19, 2012

By (Signature and Title)*		/s/ Stephen G. DaCosta
Stephen G. DaCosta, Treasurer

Date	September 19, 2012

* Print the name and title of each signing officer under his or her signature.